UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1. Reports to Stockholders

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware Global Value Fund

Delaware International Value Equity Fund

May 31, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2017 to May 31, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	`Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*
Actual Fund return†
Class A	$1,000.00	$962.40	1.63%	$7.97
Class C	1,000.00	959.00	2.38%	11.62
Class R	1,000.00	961.40	1.88%	9.19
Institutional Class	1,000.00	963.80	1.38%	6.76
Class R6	1,000.00	964.50	1.26%	6.17

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.80	1.63%	$8.20
Class C	1,000.00	1,013.06	2.38%	11.94
Class R	1,000.00	1,015.56	1.88%	9.45
Institutional Class	1,000.00	1,018.05	1.38%	6.94
Class R6	1,000.00	1,018.65	1.26%	6.34
Delaware Global Value Fund Expense analysis of an investment of $1,000
	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*

Actual Fund return†
Class A	$1,000.00	$986.70	1.55%	$7.68
Class C	1,000.00	982.60	2.30%	11.37
Institutional Class	1,000.00	987.50	1.30%	6.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Class C	1,000.00	1,013.46	2.30%	11.55
Institutional Class	1,000.00	1,018.45	1.30%	6.54

Delaware International Value Equity Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*
Actual Fund return†
Class A	$1,000.00	$973.40	1.32%	$6.49
Class C	1,000.00	969.30	2.07%	10.16
Class R	1,000.00	972.20	1.57%	7.72
Institutional Class	1,000.00	974.50	1.07%	5.27
Class R6	1,000.00	981.80	1.02%	1.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.32%	$6.64
Class C	1,000.00	1,014.61	2.07%	10.40
Class R	1,000.00	1,017.10	1.57%	7.90
Institutional Class	1,000.00	1,019.60	1.07%	5.39
Class R6	1,000.00	1,019.85	1.02%	1.81

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected on the previous page, Delaware Emerging Markets Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including exchange-traded funds. The table on the previous page does not reflect the expenses of the Underlying Funds.

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	98.02%
Argentina	1.58%
Bahrain	0.03%
Brazil	8.45%
Canada	0.58%
Chile	0.60%
China/Hong Kong	32.93%
Cyprus	0.12%
France	0.03%
India	8.18%
Indonesia	0.68%
Japan	0.57%
Malaysia	0.06%
Mexico	5.50%
Netherlands	0.20%
Peru	0.95%
Republic of Korea	18.60%
Russia	6.10%
South Africa	0.22%
Taiwan	8.14%
Turkey	1.04%
United Kingdom	0.12%
United States	3.34%
Preferred Stock	2.86%
Exchange-Traded Funds	0.38%
Participation Notes	0.00%
Right	0.00%
Total Value of Securities	101.26%
Liabilities Net of Receivables and Other Assets	(1.26%)
Total Net Assets	100.00%

Common stock, participation notes, preferred stock, and right by sector²	Percentage of net assets

Consumer Discretionary	7.91%
Consumer Staples	7.81%
Energy	11.59%
Financials	12.71%
Healthcare	1.20%
Industrials	1.44%
Information Technology*	41.38%
Materials	3.99%
Real Estate	1.07%
Telecommunication Services	11.46%
Utilities	0.32%
Total	100.88%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, commercial services, computers, electronics, Internet, and semiconductors. As of May 31, 2018, such amounts, as a percentage of total net assets, were 0.12%, 0.07%, 3.01%, 20.01%, and 18.17%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Delaware Global Value Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	98.42%
Canada	4.12%
China/Hong Kong	2.29%
France	8.16%
Germany	3.40%
Indonesia	2.03%
Italy	2.95%
Japan	11.14%
Netherlands	2.78%
Republic of Korea	2.27%
Russia	0.92%
Spain	0.83%
Sweden	1.08%
Switzerland	1.40%
United Kingdom	16.79%
United States	38.26%
Short-Term Investments	1.16%
Securities Lending Collateral	0.00%
Total Value of Securities	99.58%
Obligation to Return Securities Lending Collateral	0.00%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets

Consumer Discretionary	13.25%
Consumer Staples	5.84%
Energy	3.68%
Financials	23.26%
Healthcare	12.02%
Industrials	18.35%
Information Technology	14.65%
Materials	2.17%
Telecommunication Services	5.20%
Total	98.42%

Security type / country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	96.77%
Australia	0.43%
Canada	5.03%
China/Hong Kong	7.65%
Denmark	2.15%
France	19.06%
Germany	5.08%
Indonesia	2.19%
Italy	3.20%
Japan	20.55%
Netherlands	5.08%
Republic of Korea	2.45%
Russia	1.01%
Spain	0.83%
Sweden	3.57%
Switzerland	2.62%
United Kingdom	15.87%
Short-Term Investments	2.59%
Securities Lending Collateral	0.00%
Total Value of Securities	99.36%
Obligation to Return Securities Lending Collateral	0.00%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets

Consumer Discretionary	21.20%
Consumer Staples	8.35%
Energy	6.15%
Financials	17.59%
Healthcare	10.26%
Industrials	20.32%
Information Technology	4.74%
Materials	3.04%
Telecommunication Services	4.68%
Utilities	0.44%
Total	96.77%

Schedules of investments

Delaware Emerging Markets Fund	May 31, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.02%Δ

Argentina – 1.58%
Arcos Dorados Holdings Class A	3,900,000	$28,860,000
Cablevision Holding GDR †	443,972	5,416,458
Cresud ADR	1,517,127	25,684,960
Grupo Clarin GDR 144A #	131,213	578,269
IRSA Inversiones y Representaciones ADR	1,184,728	22,509,832

		83,049,519

Bahrain – 0.03%
Aluminum Bahrain GDR 144A #	221,400	1,802,506

		1,802,506

Brazil – 8.45%
Aes Tiete Energia	508,806	1,362,172
Atacadao Distribuicao Comercio e Industria	4,268,300	18,281,007
B2W Cia Digital †	13,015,600	88,598,558
Banco Bradesco ADR	3,800,000	29,830,000
Banco Santander Brasil ADR	3,800,000	34,010,000
BRF ADR †	6,500,000	37,570,000
Centrais Eletricas Brasileiras †	2,140,204	8,407,831
Cia Brasileira de Distribuicao ADR	1,161,295	24,526,550
Embraer ADR	506,906	12,196,158
Gol Linhas Aereas Inteligentes ADR †	2,400,000	16,920,000
Hypera	1,800,000	13,630,322
Itau Unibanco Holding ADR	5,650,000	65,257,500
Rumo †	1,905,351	7,065,667
Telefonica Brasil ADR	2,500,000	30,125,000
TIM Participacoes ADR	2,270,179	40,636,204
Vale ADR	1,131,557	15,389,175

		443,806,144

Canada – 0.58%
Nutrien	600,000	30,390,000

		30,390,000

Chile – 0.60%
Cia Cervecerias Unidas ADR	365,790	9,276,434
Latam Airlines Group ADR	236,800	2,841,600
Sociedad Quimica y Minera de Chile ADR	370,000	19,288,100

		31,406,134

China/Hong Kong – 32.93%
58.com ADR †	90,000	7,309,800
Alibaba Group Holding ADR †	1,263,000	250,086,630
Baidu ADR †	585,000	141,897,600
Bitauto Holdings ADR †	454,200	11,323,206
China Construction Bank	70,000,000	70,456,474

	Number of shares	Value (US $)

Common StockΔ (continued)

China/Hong Kong (continued)
China Mengniu Dairy †	8,120,000	$29,332,420
China Mobile	17,000,000	152,190,716
China Mobile ADR	720,064	32,345,275
China Petroleum & Chemical	30,000,000	29,183,380
Ctrip.com International ADR †	830,000	37,424,700
Guangshen Railway	11,000,000	6,336,481
Industrial & Commercial Bank of China	130,000,000	107,377,146
JD.com ADR †	2,910,000	102,373,800
Kunlun Energy	18,000,000	16,311,965
Lenovo Group	6,992,000	3,692,062
Ping An Insurance Group Co. of China	9,000,000	87,676,200
SINA †	1,778,000	161,477,960
Sinofert Holdings †	28,000,000	3,770,565
Sogou ADR †	1,327,500	12,651,075
Sohu.com †	2,219,642	80,484,219
Tencent Holdings	4,250,000	216,971,544
Tianjin Development Holdings	15,885,550	7,083,630
Tingyi Cayman Islands Holding	23,000,000	51,494,288
Tsingtao Brewery	3,574,000	22,594,341
Uni-President China Holdings	37,019,000	39,772,501
Weibo ADR †	430,000	43,821,300
ZhongAn Online P&C Insurance Class H 144A #†	739,600	4,894,202

		1,730,333,480

Cyprus – 0.12%
QIWI ADR	385,284	6,272,424

		6,272,424

France – 0.03%
Vallourec †	258,011	1,594,645

		1,594,645

India – 8.18%
Aurobindo Pharma	530,127	4,369,666
Glenmark Pharmaceuticals	1,167,988	9,271,438
ICICI Bank	7,700,000	32,544,723
Indiabulls Real Estate GDR †	102,021	283,618
Lupin	2,054,706	23,441,012
RattanIndia Infrastructure GDR †	300,961	20,292
Reliance Industries	14,511,110	197,929,592
Reliance Industries GDR 144A #	3,775,184	100,042,376
Tata Chemicals	1,866,909	20,499,058
Tata Motors †	3,000,000	12,557,592
United Breweries	484,517	8,395,290

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

India (continued)
Wockhardt †	1,200,000	$12,145,911
Zee Entertainment Enterprises	1,000,000	8,237,425

		429,737,993

Indonesia – 0.68%
Astra Agro Lestari	9,132,500	8,241,119
Astra International	56,000,000	27,702,450

		35,943,569

Japan – 0.57%
LINE ADR †	827,957	30,079,678

		30,079,678

Malaysia – 0.06%
UEM Sunrise	17,000,000	3,069,453

		3,069,453

Mexico – 5.50%
America Movil ADR	1,500,000	23,265,000
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander ADR	6,635,000	42,928,450
Cemex ADR †	3,603,267	21,475,471
Coca-Cola Femsa ADR	1,527,016	89,269,355
Fomento Economico Mexicano ADR	154,722	12,891,437
Grupo Financiero Banorte	4,000,000	21,190,645
Grupo Lala	3,900,027	4,270,649
Grupo Televisa ADR	3,800,000	63,688,000
Kimberly-Clark de Mexico Class A	5,880,600	9,839,011

		288,818,018

Netherlands – 0.20%
VEON ADR	4,281,700	10,233,263

		10,233,263

Peru – 0.95%
Cia de Minas Buenaventura ADR	3,217,400	49,773,178

		49,773,178

Republic of Korea – 18.60%
Hyundai Motor	80,000	10,291,135
KB Financial Group ADR	245,928	11,853,730
Kia Motors	380,000	10,962,918
LG Display	1,000,000	20,579,335
LG Electronics	200,000	17,144,809
LG Uplus	2,226,000	24,084,264
Lotte †	433,093	23,491,973
Lotte Chilsung Beverage	10,337	15,180,176
Lotte Confectionery	77,164	13,077,531

	Number of shares	Value (US $)

Common StockΔ (continued)

Republic of Korea (continued)
NAVER	5,250	$3,253,460
NCSoft	38,011	12,417,367
Samsung Electronics	4,775,000	224,222,572
Samsung Fire & Marine Insurance	110,000	25,544,222
Samsung Life Insurance	344,939	32,926,704
Shinhan Financial Group Co.	500,000	20,408,662
SK Hynix	3,000,000	259,406,220
SK Telecom	573,682	117,992,148
SK Telecom ADR	5,890,791	134,427,851

		977,265,077

Russia – 6.10%
Enel Russia PJSC GDR	21,161	24,105
Etalon Group GDR 144A #	1,616,300	4,768,085
Gazprom PJSC ADR	14,600,000	66,134,876
LUKOIL PJSC ADR	560,000	37,301,475
Mail.Ru Group GDR †	500,000	14,183,440
MegaFon PJSC GDR	450,000	3,970,831
Mobile TeleSystems PJSC ADR	1,200,000	11,496,000
Rosneft Oil PJSC GDR	13,500,000	82,017,617
Sberbank of Russia PJSC	12,000,000	42,738,422
Sberbank of Russia PJSC ADR	800,000	11,471,978
Surgutneftegas OJSC ADR	2,014,441	8,943,931
T Plus =†	36,096	0
X5 Retail Group GDR	380,000	10,778,540
Yandex Class A †	800,000	26,816,000

		320,645,300

South Africa – 0.22%
Impala Platinum Holdings †	3,000,000	4,776,995
Sun International †	290,543	1,551,997
Tongaat Hulett	838,307	5,334,082

		11,663,074

Taiwan – 8.14%
FIT Hon Teng 144A #	20,213,000	9,041,833
Hon Hai Precision Industry	45,000,000	128,387,192
MediaTek	9,000,000	93,064,120
Taiwan Semiconductor Manufacturing	26,046,000	194,472,386
United Microelectronics	4,801,000	2,664,527

		427,630,058

Turkey – 1.04%
Akbank Turk	15,000,000	26,598,509
Turk Telekomunikasyon †	951,192	1,246,265
Turkcell Iletisim Hizmetleri	2,427,827	6,427,832

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

Turkey (continued)
Turkcell Iletisim Hizmetleri ADR	2,059,101	$13,754,795
Turkiye Sise ve Cam Fabrikalari	7,651,443	6,728,649

		54,756,050

United Kingdom – 0.12%
Griffin Mining †	3,056,187	6,297,250

		6,297,250

United States – 3.34%
Altaba †	500,000	38,580,000
Micron Technology †	1,900,000	109,421,000
QUALCOMM	472,000	27,432,640

		175,433,640

Total Common Stock (cost $4,764,264,269)		5,150,000,453

Preferred Stock – 2.86%Δ

Brazil – 1.47%
Braskem Class A 6.99%	1,470,000	17,920,812
Gerdau 0.94%	2,764,900	10,988,177
Petroleo Brasileiro Class A ADR 0.32%	4,000,000	40,800,000
Usinas Siderurgicas de Minas Gerais 0.52%	3,235,733	7,168,217

		76,877,206

Republic of Korea – 0.84%
Samsung Electronics 2.10%	1,183,100	44,250,898

		44,250,898

Russia – 0.55%
Transneft PJSC 4.71%	10,588	28,931,672

		28,931,672

Total Preferred Stock (cost $99,060,928)		150,059,776

Exchange-Traded Funds – 0.38%

iShares MSCI Brazil ETF	300,000	10,686,000
iShares MSCI Turkey ETF	290,275	9,550,047

Total Exchange-Traded Funds (cost $23,066,762)		20,236,047

Participation Notes – 0.00%

Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0

Total Participation Notes (cost $8,559,057)		0

	Number of shares	Value (US $)

Right – 0.00%

Sun International exercise price ZAR $57.82 expiration date 6/1/18 †	73,623	$58,875

Total Right (cost $0)		58,875

Total Value of Securities – 101.26% (cost $4,894,951,016)		$5,320,355,151

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $121,127,271, which represents 2.31% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at May 31, 2018:1

Foreign Currency Exchange Contracts

	Contracts to					Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
BNYM	HKD	(3,740,000)	USD	476,672	6/1/18	$(190)
BNYM	KRW	4,412,506,889	USD	(4,109,709)	6/1/18	(17,559)
BNYM	ZAR	4,256,881	USD	(340,179)	6/4/18	(5,959)

Total Foreign Currency Exchange Contracts						$(23,708)

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

KRW – South Korean Won

LEPO – Low Exercise Price Option

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

USD – US Dollar

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Global Value Fund	May 31, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.42%Δ

Canada – 4.12%
CGI Group Class A †	6,348	$390,251
Suncor Energy	8,110	322,999

		713,250

China/Hong Kong – 2.29%
Sinopharm Group	10,666	47,393
Yue Yuen Industrial Holdings	113,000	348,525

		395,918

France – 8.16%
AXA	10,989	275,335
Sanofi	2,103	161,203
TOTAL	5,173	314,487
Valeo	4,863	308,957
Vinci	3,584	352,497

		1,412,479

Germany – 3.40%
Bayerische Motoren Werke	2,875	287,282
Deutsche Post	7,968	302,201

		589,483

Indonesia – 2.03%
Bank Rakyat Indonesia Persero	1,595,305	352,387

		352,387

Italy – 2.95%
Leonardo	15,098	153,814
UniCredit	21,480	356,329

		510,143

Japan – 11.14%
East Japan Railway	1,770	174,708
ITOCHU	17,878	334,529
Matsumotokiyoshi Holdings	8,400	404,520
MINEBEA MITSUMI	20,220	381,584
Mitsubishi UFJ Financial Group	23,324	140,602
Nippon Telegraph & Telephone	6,176	288,524
Toyota Motor	3,220	204,235

		1,928,702

Netherlands – 2.78%
ING Groep CVA	16,484	240,085
Koninklijke Philips	5,864	241,490

		481,575

Republic of Korea – 2.27%
Samsung Electronics	8,357	392,425

		392,425

	Number of shares	Value (US $)

Common StockΔ (continued)

Russia – 0.92%
Mobile TeleSystems PJSC ADR	16,645	$159,459

		159,459

Spain – 0.83%
Banco Santander	26,607	144,700

		144,700

Sweden – 1.08%
Tele2 Class B	15,274	186,906

		186,906

Switzerland – 1.40%
Novartis	3,269	243,027

		243,027

United Kingdom – 16.79%
Aptiv	3,365	328,088
Delphi Technologies	1,255	62,876
Imperial Brands	16,867	606,991
Meggitt	45,226	295,213
Playtech	37,894	393,652
Rio Tinto	6,662	375,745
Shire	9,585	523,324
Standard Chartered	32,203	322,462

		2,908,351

United States – 38.26%
American Airlines Group *	2,805	122,130
Apple	2,655	496,140
AT&T	8,195	264,862
Caterpillar	3,065	465,604
Cintas	1,980	360,855
Goldman Sachs Group	1,975	446,113
International Business Machines	2,385	337,024
Johnson & Johnson	2,870	343,309
JPMorgan Chase & Co.	5,740	614,237
Lowe’s	2,975	282,655
Mylan †	5,255	202,107
Nasdaq	7,230	664,148
Omnicom Group *	3,370	242,910
Oracle	11,285	527,235
Pfizer	8,910	320,136
Target *	3,155	229,968
Travelers	3,670	471,668

Schedules of investments

Delaware Global Value Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

United States (continued)
WESCO International †	3,960	$235,026

		6,626,127

Total Common Stock (cost $13,659,528)		17,044,932

	Principal amount°

Short-Term Investments – 1.16%

Discount Note – 0.22%≠
Federal Home Loan Bank 1.484% 6/1/18	39,055	39,055

		39,055

Repurchase Agreements – 0.94%
Bank of America Merrill Lynch 1.70%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $22,226 (collateralized by US government obligations 0.00%–0.875% 4/15/19–11/15/45; market value $22,669)	22,225	22,225
Bank of Montreal 1.65%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $66,678 (collateralized by US government obligations 0.00%–3.625% 7/19/18–5/15/47; market value $68,008)	66,675	66,675
BNP Paribas 1.75%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $74,051 (collateralized by US government obligations 0.00%–3.625% 10/31/18–2/15/46; market value $75,528)	74,047	74,047

		162,947

Total Short-Term Investments (cost $202,002)		202,002

Total Value of Securities Before Securities Lending Collateral – 99.58% (cost $13,861,530)		17,246,934

Security Lending Collateral – 0.00%**

Repurchase Agreements – 0.00%
Bank of Montreal 1.77%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $26 (collateralized by US government obligations 0.000%–2.25% 10/15/18–1/31/23; market value $27)	26	26
Bank of Nova Scotia 1.78%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $56 (collateralized by US government obligations 1.375%–2.750% 7/15/18–5/31/23; market value $57)	56	56

	Principal amount°	Value (US $)

Security Lending Collateral** (continued)

Repurchase Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith 1.76%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $56 (collateralized by US government obligations 1.250% 4/30/19; market value $57)	56	$56

Total Securities Lending Collateral (cost $138)		138

Total Value of Securities – 99.58% (cost $13,861,668)		$17,247,072∎

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.

∎	Includes $595,008 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $606,057.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 7 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at May 31, 2018:1

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(9,429)	USD	10,996	6/1/18	$—	$(28)
BNYM	HKD	(56,692)	USD	7,224	6/1/18	—	(4)
BNYM	JPY	(3,978,260)	USD	36,493	6/4/18	—	(82)
BNYM	KRW	(6,844,985)	USD	6,375	6/1/18	27	—

Total Foreign Currency Exchange Contracts						$27	$(114)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Global Value Fund

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CVA – Dutch Certificate

EUR – European Monetary Unit

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

PJSC – Public Joint Stock Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Value Equity Fund	May 31, 2018

	Number of shares	Value (US $)
Common Stock – 96.77%Δ
Australia – 0.43%
Coca-Cola Amatil	211,581	$1,419,043

		1,419,043

Canada – 5.03%
Alamos Gold	268,795	1,486,395
CGI Group Class A †	123,673	7,602,942
Suncor Energy	166,000	6,611,322
Yamana Gold	356,672	1,037,061

		16,737,720

China/Hong Kong – 7.65%
CNOOC	3,668,000	6,188,812
Sinopharm Group	195,452	868,460
Techtronic Industries	1,384,000	8,233,276
Yue Yuen Industrial Holdings	3,285,500	10,133,445

		25,423,993

Denmark – 2.15%
Carlsberg Class B	64,421	7,154,427

		7,154,427

France – 19.06%
AXA	325,269	8,149,776
Cie Generale des Etablissements Michelin	46,392	5,997,709
Kering	14,947	8,578,310
Publicis Groupe	39,836	2,780,406
Rexel	182,863	2,690,120
Sanofi	59,538	4,563,818
Teleperformance	47,507	7,512,330
TOTAL	125,767	7,645,863
Valeo	86,764	5,512,313
Vinci	101,020	9,935,613

		63,366,258

Germany – 5.08%
Bayerische Motoren Werke	70,321	7,026,764
Deutsche Post	234,898	8,908,951
Puma	1,586	960,578

		16,896,293

Indonesia – 2.19%
Bank Rakyat Indonesia Persero	32,942,500	7,276,674

		7,276,674

Italy – 3.20%
Leonardo	397,150	4,046,059
UniCredit	398,295	6,607,269

		10,653,328

Schedules of investments
Delaware International Value Equity Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan – 20.55%
East Japan Railway	72,644	$7,170,332
ITOCHU	709,160	13,269,646
Matsumotokiyoshi Holdings	155,300	7,478,810
MINEBEA MITSUMI	442,500	8,350,679
Mitsubishi UFJ Financial Group	1,749,057	10,543,705
Nippon Telegraph & Telephone	183,756	8,584,511
Nitori Holdings	13,294	2,280,296
Toyota Motor	167,800	10,643,073

		68,321,052

Netherlands – 5.08%
ING Groep CVA	489,482	7,129,164
Koninklijke Philips	237,174	9,767,235

		16,896,399

Republic of Korea – 2.45%
Samsung Electronics	173,850	8,163,580

		8,163,580

Russia – 1.01%
Mobile TeleSystems PJSC ADR	351,100	3,363,538

		3,363,538

Spain – 0.83%
Banco Santander	505,217	2,747,576

		2,747,576

Sweden – 3.57%
Nordea Bank	857,280	8,244,571
Tele2 Class B	295,745	3,619,000

		11,863,571

Switzerland – 2.62%
Novartis	116,966	8,695,578

		8,695,578

United Kingdom – 15.87%
Imperial Brands	325,584	11,716,760
Meggitt	871,865	5,691,107
National Grid	132,630	1,463,834
Playtech	801,929	8,330,635
Rio Tinto	134,383	7,579,373
Shire	186,861	10,202,271
Standard Chartered	776,069	7,771,095

		52,755,075

Total Common Stock (cost $289,297,478)		321,734,105

	Principal amount°	Value (US $)
Short-Term Investments – 2.59%
Discount Note – 0.50%≠
Federal Home Loan Bank 1.48% 6/1/18	1,662,536	$1,662,536

		1,662,536

Repurchase Agreements – 2.09%
Bank of America Merrill Lynch 1.70%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $946,146 (collateralized by US government obligations 0.00%–0.875% 4/15/19–11/15/45; market value $965,024)	946,101	946,101
Bank of Montreal 1.65%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $2,838,434 (collateralized by US government obligations 0.00%–3.625% 7/19/18–5/15/47; market value $2,895,071)	2,838,304	2,838,304
BNP Paribas 1.75%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $3,152,288 (collateralized by US government obligations 0.00%–3.625% 10/31/18–2/15/46; market value $3,215,178)	3,152,135	3,152,135

		6,936,540

Total Short-Term Investments (cost $8,599,076)		8,599,076

Total Value of Securities Before Securities Lending Collateral – 99.36% (cost $297,896,554)		330,333,181

Security Lending Collateral – 0.00%*
Repurchase Agreements – 0.00%
Bank of Montreal 1.77%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $1,521 (collateralized by US government obligations 0.000%–2.250% 10/15/18–1/31/23; market value $1,551)	1,521	1,521
Bank of Nova Scotia 1.78%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $1,521 (collateralized by US government obligations 1.375%–2.750% 7/15/18–5/31/23; market value $1,551)	1,521	1,521
Credit Agricole 1.77%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $450 (collateralized by US government obligations 0.000% 11/29/18; market value $459)	450	450

Schedules of investments
Delaware International Value Equity Fund

	Principal amount°	Value (US $)
Security Lending Collateral* (continued)
Repurchase Agreements (continued)
JP Morgan Securities 1.78%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $1,521 (collateralized by US government obligations 0.125%–1.875% 7/15/19–7/15/22; market value $1,552)	1,521	$1,521
Merrill Lynch, Pierce, Fenner & Smith 1.76%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $1,521 (collateralized by US government obligations 1.250% 4/30/19; market value $1,551)	1,521	1,521

Total Securities Lending Collateral (cost $6,534)		6,534

Total Value of Securities – 99.36% (cost $297,903,088)		$330,339,715

*	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 9 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contract was outstanding at May 31, 2018:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
BNYM	EUR (191,661)	USD 223,512	6/1/18	$(563)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CVA – Dutch Certificate

EUR – European Monetary Unit

PJSC – Public Joint Stock Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

May 31, 2018 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Assets:
Investments, at value[1,2]	$5,320,355,151	$17,246,934	$330,333,181
Short-term investments held as collateral for loaned securities, at value[3]	—	138	6,534
Foreign currencies, at value[4]	15,109,186	26,803	621,254
Cash	—	731	786
Receivable for fund shares sold	12,604,324	5,636	591,755
Dividends and interest receivable	12,169,554	51,507	1,211,709
Receivable for securities sold	5,437,858	56,102	—
Foreign tax reclaims receivable	484,500	24,948	1,059,880
Securities lending income receivable	—	110	1,193
Unrealized appreciation on foreign currency exchange contracts	—	27	—

Total assets	5,366,160,573	17,412,936	333,826,292

Liabilities:
Cash due to custodian	77,060,890	—	—
Payable for securities purchased	18,175,826	—	—
Payable for fund shares redeemed	9,261,983	5,000	888,102
Investment management fees payable to affiliates	5,212,907	4,176	246,227
Other accrued expenses	1,738,506	27,476	108,780
Distribution fees payable to affiliates	299,904	5,803	34,025
Dividend disbursing and transfer agent fees and expenses payable to affiliates	88,999	296	5,623
Audit and tax fees payable	49,543	49,543	48,630
Trustees’ fees and expenses payable	31,624	105	1,982
Accounting and administration expenses payable to affiliates	17,653	397	1,434
Legal fees payable to affiliates	10,062	789	1,347
Reports and statements to shareholders payable to affiliates	3,873	13	245
Unrealized depreciation on foreign currency exchange contracts	23,708	114	563
Deferred capital gains tax payable	34,793	—	—
Other liabilities	—	239	6,535

Total liabilities	112,010,271	93,951	1,343,493

Total Net Assets	$5,254,150,302	$17,318,985	$332,482,799

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Net Assets Consist of:
Paid-in capital	$4,911,696,503	$13,615,079	$308,775,594
Undistributed (distributions in excess of) net investment income	(64,802,931)	116,251	4,889,839
Accumulated net realized gain (loss) on investments	(18,068,216)	203,056	(13,579,840)
Net unrealized appreciation of investments[5]	425,369,342	3,385,404	32,436,627
Net unrealized depreciation of foreign currencies	(20,688)	(718)	(38,858)
Net unrealized depreciation of foreign currency exchange contracts	(23,708)	(87)	(563)

Total Net Assets	$5,254,150,302	$17,318,985	$332,482,799

Net Asset Value

Class A:
Net assets	$428,503,010	$11,767,918	$66,312,211
Shares of beneficial interest outstanding, unlimited authorization, no par	22,500,415	913,899	4,415,174
Net asset value per share	$19.04	$12.88	$15.02
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$20.20	$13.67	$15.94

Class C:
Net assets	$205,110,589	$3,669,125	$20,088,686
Shares of beneficial interest outstanding, unlimited authorization, no par	11,566,142	291,037	1,360,135
Net asset value per share	$17.73	$12.61	$14.77

Class R:
Net assets	$59,828,408	$—	$4,004,462
Shares of beneficial interest outstanding, unlimited authorization, no par	3,120,352	—	267,538
Net asset value per share	$19.17	$—	$14.97

Statements of assets and liabilities

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Institutional Class:
Net assets	$4,217,641,909	$1,881,942	$242,075,480
Shares of beneficial interest outstanding, unlimited authorization, no par	219,894,973	145,641	16,052,267
Net asset value per share	$19.18	$12.92	$15.08

Class R6:
Net assets	$343,066,386	$—	$1,960
Shares of beneficial interest outstanding, unlimited authorization, no par	17,886,602	—	130
Net asset value per share	$19.18	$—	$15.08

[1]Investments, at cost	$4,894,951,016	$13,861,530	$297,896,554
[2]Including securities on loan	—	595,008	—
[3]Short-term investments held as collateral for loaned securities, at cost	—	138	6,534
[4]Foreign currencies, at cost	15,102,521	26,773	625,508
[5]Includes deferred capital gains tax payable	34,793	—	—

See accompanying notes, which are an integral part of the financial statements.

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Statements of operations

Delaware International Funds	Six months ended May 31, 2018 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund

Investment Income:
Dividends	$49,716,928	$296,783	$7,630,649
Interest	205,645	1,053	52,568
Securities lending income	—	561	9,753
Foreign tax withheld	(5,993,276)	(22,065)	(773,012)

	43,929,297	276,332	6,919,958

Expenses:
Management fees	30,106,504	80,110	1,429,979
Distribution expenses – Class A	582,227	15,650	85,919
Distribution expenses – Class C	1,050,674	20,505	107,504
Distribution expenses – Class R	159,923	—	9,966
Dividend disbursing and transfer agent fees and expenses	3,685,644	14,041	185,089
Custodian fees	1,070,498	2,802	43,257
Accounting and administration expenses	487,779	16,146	44,551
Registration fees	265,906	26,026	37,530
Reports and statements to shareholders	210,686	6,864	17,548
Legal fees	154,152	2,488	10,788
Trustees’ fees and expenses	120,617	433	7,639
Audit and tax	25,105	19,293	18,521
Other	53,721	7,399	12,482

	37,973,436	211,757	2,010,773
Less expenses waived	—	(52,921)	—
Less expenses paid indirectly	(1,166)	(54)	(398)

Total operating expenses	37,972,270	158,782	2,010,375

Net Investment Income	5,957,027	117,550	4,909,583

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$46,591,663	$648,074	$5,933,239
Foreign currencies	(200,276)	637	16,904
Foreign currency exchange contracts	(920,248)	(1,184)	(62,709)

Net realized gain	45,471,139	647,527	5,887,434

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(284,348,796)	(988,409)	(20,615,034)
Foreign currencies	(39,045)	(1,682)	(53,736)
Foreign currency exchange contracts	(22,408)	(87)	(563)

Net change in unrealized appreciation (depreciation)	(284,410,249)	(990,178)	(20,669,333)

Net Realized and Unrealized Loss	(238,939,110)	(342,651)	(14,781,899)

Net Decrease in Net Assets Resulting from Operations	$(232,982,083)	$(225,101)	$(9,872,316)

1Includes $9,948,666 decrease in capital gains tax accrued for Delaware Emerging Markets Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Fund

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,957,027	$43,129,941
Net realized gain	45,471,139	17,676,197
Net change in unrealized appreciation (depreciation)	(284,410,249)	974,085,439

Net increase (decrease) in net assets resulting from operations	(232,982,083)	1,034,891,577

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,215,373)	(3,211,395)
Class C	(2,019,144)	(95,955)
Class R	(825,273)	(170,901)
Institutional Class	(70,993,273)	(13,058,434)
Class R6	(3,193,234)	(13,492)

	(84,246,297)	(16,550,177)

Capital Share Transactions:
Proceeds from shares sold:
Class A	92,177,002	236,362,922
Class C	46,627,826	64,662,798
Class R	12,818,552	26,236,730
Institutional Class	1,292,452,955	2,501,849,920
Class R6	258,205,595	138,637,939

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,886,768	3,152,907
Class C	1,977,234	91,725
Class R	824,132	170,579
Institutional Class	51,476,055	9,447,872
Class R6	1,783,576	13,492

	1,765,229,695	2,980,626,884

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(109,611,270)	$(404,967,706)
Class C	(21,901,561)	(40,197,551)
Class R	(12,187,150)	(16,565,446)
Institutional Class	(758,296,476)	(754,898,858)
Class R6	(32,982,583)	(5,860,644)

	(934,979,040)	(1,222,490,205)

Increase in net assets derived from capital share transactions	830,250,655	1,758,136,679

Net Increase in Net Assets	513,022,275	2,776,478,079

Net Assets:
Beginning of period	4,741,128,027	1,964,649,948

End of period	$5,254,150,302	$4,741,128,027

Undistributed (distributions in excess of) net investment income	$(64,802,931)	$13,486,339

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Global Value Fund

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$117,550	$196,438
Net realized gain (loss)	647,527	(378,535)
Net change in unrealized appreciation (depreciation)	(990,178)	3,192,853

Net increase (decrease) in net assets resulting from operations	(225,101)	3,010,756

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(154,249)	(214,985)
Class C	(21,766)	(45,327)
Institutional Class	(32,141)	(30,941)

	(208,156)	(291,253)

Capital Share Transactions:
Proceeds from shares sold:
Class A	449,248	1,018,925
Class C	124,850	643,132
Institutional Class	302,630	930,642

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	150,793	206,409
Class C	21,614	44,578
Institutional Class	29,146	27,498

	1,078,281	2,871,184

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,510,625)	$(2,523,541)
Class C	(607,115)	(1,195,075)
Institutional Class	(679,739)	(590,138)

	(2,797,479)	(4,308,754)

Decrease in net assets derived from capital share transactions	(1,719,198)	(1,437,570)

Net Increase (Decrease) in Net Assets	(2,152,455)	1,281,933

Net Assets:
Beginning of period	19,471,440	18,189,507

End of period	$17,318,985	$19,471,440

Undistributed net investment income	$116,251	$206,857

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware International Value Equity Fund

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,909,583	$5,056,381
Net realized gain (loss)	5,887,434	(4,283,928)
Net change in unrealized appreciation (depreciation)	(20,669,333)	58,518,121

Net increase (decrease) in net assets resulting from operations	(9,872,316)	59,290,574

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,011,407)	(1,135,918)
Class C	(173,964)	(294,982)
Class R	(43,727)	(32,069)
Institutional Class	(3,888,353)	(3,801,623)

	(5,117,451)	(5,264,592)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,433,997	16,868,024
Class C	1,303,452	4,847,373
Class R	1,932,544	2,246,244
Institutional Class	45,496,416	66,981,526
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	988,979	1,096,074
Class C	171,678	285,822
Class R	43,727	32,069
Institutional Class	3,869,082	3,767,360

	60,241,875	96,124,492

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Capital Shares Transactions (continued):
Cost of shares redeemed:
Class A	$(6,674,226)	$(16,493,701)
Class C	(2,069,567)	(9,211,639)
Class R	(1,213,446)	(872,466)
Institutional Class	(22,812,703)	(47,150,045)

	(32,769,942)	(73,727,851)

Increase in net assets derived from capital share transactions	27,471,933	22,396,641

Net Increase in Net Assets	12,482,166	76,422,623

Net Assets:
Beginning of period	320,000,633	243,578,010

End of period	$332,482,799	$320,000,633

Undistributed net investment income	$4,889,839	$5,097,707

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6,7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[7]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]	For the year ended Nov. 30, 2016, net investment income distributions of $84,127 was made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.004) per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
$20.10	$14.57	$12.80		$16.08	$16.23	$13.50

— [3]	0.19	0.05		(0.01)	0.01	0.02
(0.74)	5.44	1.72		(2.85)	(0.04)	2.82

(0.74)	5.63	1.77		(2.86)	(0.03)	2.84

(0.32)	(0.10)	—	[4]	(0.07)	(0.12)	(0.11)
—	—	—		(0.02)	—	—
—	—	—		(0.33)	—	—

(0.32)	(0.10)	—		(0.42)	(0.12)	(0.11)

$19.04	$20.10	$14.57		$12.80	$16.08	$16.23

(3.76% )	38.94%	13.87%		(18.15% )	(0.20% )	21.16%

$428,503	$463,441	$461,124		$274,075	$423,620	$498,686
1.63%	1.66%	1.74%		1.75%	1.69%	1.71%
1.63%	1.66%	1.78%		1.75%	1.69%	1.75%
0.03%	1.10%	0.35%		(0.08%)	0.01%	0.16%
0.03%	1.10%	0.31%		(0.08%)	0.01%	0.12%
6%	11%	25%		12%	26%	24%

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4,5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16		11/30/15	11/30/14	11/30/13

$18.68	$13.56	$12.00		$15.14	$15.30	$12.74

(0.07)	0.06	(0.05)		(0.11)	(0.12)	(0.08)
(0.69)	5.07	1.61		(2.68)	(0.03)	2.66

(0.76)	5.13	1.56		(2.79)	(0.15)	2.58

(0.19)	(0.01)	—		—	(0.01)	(0.02)
—	—	—		(0.02)	—	—
—	—	—		(0.33)	—	—

(0.19)	(0.01)	—		(0.35)	(0.01)	(0.02)

$17.73	$18.68	$13.56		$12.00	$15.14	$15.30

(4.10% )	37.87%	13.00%		(18.74% )	(0.97% )	20.25%

$205,111	$190,227	$120,306		$131,724	$198,428	$180,168
2.38%	2.41%	2.49%		2.50%	2.44%	2.46%
2.38%	2.41%	2.53%		2.50%	2.44%	2.46%
(0.72% )	0.35%	(0.40%	)	(0.83% )	(0.74% )	(0.59% )
(0.72% )	0.35%	(0.44%	)	(0.83% )	(0.74% )	(0.59% )
6%	11%	25%		12%	26%	24%

Financial highlights

Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4,5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$20.21	$14.66	$12.90	$16.20	$16.35	$13.60

(0.02)	0.15	0.02	(0.05)	(0.06)	(0.01)
(0.75)	5.47	1.74	(2.88)	(0.01)	2.84

(0.77)	5.62	1.76	(2.93)	(0.07)	2.83

(0.27)	(0.07)	—	(0.02)	(0.08)	(0.08)
—	—	—	(0.02)	—	—
—	—	—	(0.33)	—	—

(0.27)	(0.07)	—	(0.37)	(0.08)	(0.08)

$19.17	$20.21	$14.66	$12.90	$16.20	$16.35

(3.86% )	38.51%	13.64%	(18.37% )	(0.44% )	20.86%

$59,828	$61,735	$36,591	$24,299	$14,173	$5,282
1.88%	1.91%	1.99%	2.00%	1.94%	1.96%
1.88%	1.91%	2.03%	2.00%	1.94%	2.04%
(0.22% )	0.85%	0.10%	(0.33% )	(0.24% )	(0.09% )
(0.22% )	0.85%	0.06%	(0.33% )	(0.24% )	(0.17% )
6%	11%	25%	12%	26%	24%

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4,5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$20.26	$14.69	$12.90	$16.21	$16.36	$13.60

0.03	0.25	0.08	0.02	0.04	0.06
(0.74)	5.46	1.75	(2.87)	(0.04)	2.84

(0.71)	5.71	1.83	(2.85)	—	2.90

(0.37)	(0.14)	(0.04)	(0.11)	(0.15)	(0.14)
—	—	—	(0.02)	—	—
—	—	—	(0.33)	—	—

(0.37)	(0.14)	(0.04)	(0.46)	(0.15)	(0.14)

$19.18	$20.26	$14.69	$12.90	$16.21	$16.36

(3.62% )	39.23%	14.22%	(17.96% )	0.04%	21.50%

$4,217,642	$3,885,606	$1,346,361	$1,254,194	$2,464,277	$1,974,807
1.38%	1.41%	1.49%	1.50%	1.44%	1.46%
1.38%	1.41%	1.53%	1.50%	1.44%	1.46%
0.28%	1.35%	0.60%	0.17%	0.26%	0.41%
0.28%	1.35%	0.56%	0.17%	0.26%	0.41%
6%	11%	25%	12%	26%	24%

Financial highlights

Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5,6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

[7]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended		5/2/16[2]
5/31/18[1]	Year ended	to
(Unaudited)	11/30/17	11/30/16
$ 20.27	$ 14.69	$ 13.55

0.04	0.28	0.08
(0.74)	5.45	1.06

(0.70)	5.73	1.14

(0.39)	(0.15)	—

(0.39)	(0.15)	—

$ 19.18	$ 20.27	$ 14.69

(3.55% )	39.43%	8.41%

$343,066	$140,119	$ 268
1.26%	1.28%	1.32%
1.26%	1.28%	1.37%
0.40%	1.47%	0.85%
0.40%	1.47%	0.80%
6%	11%	25% [7]

Financial highlights

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$13.21	$11.46	$11.16	$11.71	$11.27	$9.01

0.09	0.14	0.11	0.08	0.07	0.08
(0.26)	1.81	0.27	(0.58)	0.44	2.28

(0.17)	1.95	0.38	(0.50)	0.51	2.36

(0.16)	(0.20)	(0.08)	(0.05)	(0.07)	(0.10)

(0.16)	(0.20)	(0.08)	(0.05)	(0.07)	(0.10)

$12.88	$13.21	$11.46	$11.16	$11.71	$11.27

(1.33% )	17.24%	3.45%	(4.27% )	4.57%	26.46%

$11,768	$12,977	$12,460	$14,457	$16,950	$16,951
1.55%	1.55%	1.55%	1.64%	1.55%	1.55%
2.11%	2.02%	1.88%	1.89%	1.80%	1.82%
1.38%	1.16%	1.01%	0.71%	0.58%	0.75%
0.82%	0.69%	0.69%	0.46%	0.32%	0.48%
11%	12%	12%	14%	43%	27%

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $(0.005) per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”
[6]	Amount is less than (0.01%).

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16		11/30/15		11/30/14		11/30/13
$12.90	$11.20	$10.90		$11.48		$11.06		$8.85

0.04	0.05	0.03		—	[3]	(0.02)		—	[3]
(0.26)	1.77	0.27		(0.58)		0.44		2.25

(0.22)	1.82	0.30		(0.58)		0.42		2.25

(0.07)	(0.12)	—		—		—		(0.04)

(0.07)	(0.12)	—		—		—		(0.04)

$12.61	$12.90	$11.20		$10.90		$11.48		$11.06

(1.74%)	16.37%	2.75%		(5.05%	)	3.80%		25.48%

$3,669	$4,210	$4,116		$4,601		$5,361		$5,882
2.30%	2.30%	2.30%		2.39%		2.30%		2.30%
2.86%	2.77%	2.63%		2.64%		2.55%		2.53%
0.63%	0.41%	0.26%		(0.04%	)	(0.17%	)	0.00%[6]
0.07%	(0.06% )	(0.06%	)	(0.29%	)	(0.43%	)	(0.23%	)
11%	12%	12%		14%		43%		27%

Financial highlights

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$13.27	$11.51	$11.21	$11.77	$11.32	$9.05

0.11	0.18	0.14	0.11	0.10	0.10
(0.27)	1.81	0.27	(0.59)	0.45	2.29

(0.16)	1.99	0.41	(0.48)	0.55	2.39

(0.19)	(0.23)	(0.11)	(0.08)	(0.10)	(0.12)

(0.19)	(0.23)	(0.11)	(0.08)	(0.10)	(0.12)

$12.92	$13.27	$11.51	$11.21	$11.77	$11.32

(1.25% )	17.53%	3.71%	(4.09% )	4.88%	26.75%

$1,882	$2,284	$1,614	$2,042	$2,348	$2,112
1.30%	1.30%	1.30%	1.39%	1.30%	1.30%
1.86%	1.77%	1.63%	1.64%	1.55%	1.53%
1.63%	1.41%	1.26%	0.96%	0.83%	1.00%
1.07%	0.94%	0.94%	0.71%	0.57%	0.77%
11%	12%	12%	14%	43%	27%

Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$15.66	$12.94	$12.96	$13.53	$14.26	$11.59

0.21	0.24	0.19	0.17	0.27	0.17
(0.62)	2.75	(0.05)	(0.47)	(0.85)	2.65

(0.41)	2.99	0.14	(0.30)	(0.58)	2.82

(0.23)	(0.27)	(0.16)	(0.27)	(0.15)	(0.15)

(0.23)	(0.27)	(0.16)	(0.27)	(0.15)	(0.15)

$15.02	$15.66	$12.94	$12.96	$13.53	$14.26

(2.66% )	23.53%	1.15%	(2.23% )	(4.13% )	24.64%

$66,312	$68,412	$54,967	$66,785	$74,118	$104,289
1.32%	1.35%	1.36%	1.40%	1.42%	1.45%
1.32%	1.35%	1.36%	1.40%	1.42%	1.51%
2.78%	1.65%	1.50%	1.24%	1.85%	1.31%
2.78%	1.65%	1.50%	1.24%	1.85%	1.25%
7%	15%	13%	13%	26%	30%

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$15.36	$12.69	$12.71	$13.27	$13.99	$11.38

0.15	0.13	0.09	0.06	0.16	0.07
(0.62)	2.72	(0.04)	(0.46)	(0.83)	2.61

(0.47)	2.85	0.05	(0.40)	(0.67)	2.68

(0.12)	(0.18)	(0.07)	(0.16)	(0.05)	(0.07)

(0.12)	(0.18)	(0.07)	(0.16)	(0.05)	(0.07)

$14.77	$15.36	$12.69	$12.71	$13.27	$13.99

(3.07% )	22.71%	0.36%	(2.99% )	(4.80% )	23.60%

$20,089	$21,505	$21,672	$26,402	$28,609	$33,566
2.07%	2.10%	2.11%	2.15%	2.17%	2.20%
2.07%	2.10%	2.11%	2.15%	2.17%	2.22%
2.03%	0.90%	0.75%	0.49%	1.10%	0.56%
2.03%	0.90%	0.75%	0.49%	1.10%	0.54%
7%	15%	13%	13%	26%	30%

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$15.59	$12.88	$12.90	$13.47	$14.20	$11.54

0.20	0.20	0.16	0.13	0.23	0.14
(0.63)	2.75	(0.05)	(0.47)	(0.85)	2.65

(0.43)	2.95	0.11	(0.34)	(0.62)	2.79

(0.19)	(0.24)	(0.13)	(0.23)	(0.11)	(0.13)

(0.19)	(0.24)	(0.13)	(0.23)	(0.11)	(0.13)

$14.97	$15.59	$12.88	$12.90	$13.47	$14.20

(2.78% )	23.26%	0.88%	(2.50% )	(4.37% )	24.28%

$4,004	$3,440	$1,578	$1,449	$2,317	$2,898
1.57%	1.60%	1.61%	1.65%	1.67%	1.70%
1.57%	1.60%	1.61%	1.65%	1.67%	1.80%
2.53%	1.40%	1.25%	0.99%	1.60%	1.06%
2.53%	1.40%	1.25%	0.99%	1.60%	0.96%
7%	15%	13%	13%	26%	30%

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$15.74	$13.00	$13.02	$13.60	$14.33	$11.65

0.24	0.28	0.22	0.20	0.30	0.20
(0.63)	2.76	(0.04)	(0.48)	(0.85)	2.66

(0.39)	3.04	0.18	(0.28)	(0.55)	2.86

(0.27)	(0.30)	(0.20)	(0.30)	(0.18)	(0.18)

(0.27)	(0.30)	(0.20)	(0.30)	(0.18)	(0.18)

$15.08	$15.74	$13.00	$13.02	$13.60	$14.33

(2.55% )	23.87%	1.41%	(2.03% )	(3.88% )	24.91%

$242,076	$226,644	$165,361	$161,468	$181,828	$178,614
1.07%	1.10%	1.11%	1.15%	1.17%	1.20%
1.07%	1.10%	1.11%	1.15%	1.17%	1.22%
3.03%	1.90%	1.75%	1.49%	2.10%	1.56%
3.03%	1.90%	1.75%	1.49%	2.10%	1.54%
7%	15%	13%	13%	26%	30%

Financial highlights

Delaware International Value Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

3/29/18[1] to 5/31/18 (Unaudited)

Net asset value, beginning of period	$15.36

Income (loss) from investment operations:
Net investment income[2]	0.15
Net realized and unrealized loss	(0.43)

Total from investment operations	(0.28)

Net asset value, end of period	$15.08

Total return[3]	(1.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	1.02%
Ratio of expenses to average net assets prior to fees waived[4]	1.02%
Ratio of net investment income to average net assets	5.54%
Ratio of net investment income to average net assets prior to fees waived[4]	5.54%
Portfolio turnover	7%

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statements of operations.”

See	accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware International Funds	May 31, 2018 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Emerging Markets Fund, Delaware International Small Cap Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Delaware Emerging Markets Fund and Delaware International Value Equity Fund also offer Class R6 shares. As of May 31, 2018, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended May 31, 2018 and for all open tax years (years ended Nov. 30, 2015–Nov. 30, 2017), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended May 31, 2018, the Funds did not incur any interest or tax penalties. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds – The Funds may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Funds invest include ETFs. A Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2018, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding offset included under

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

“Less expenses paid indirectly.” For the six months ended May 31, 2018, Delaware Global Value Fund and Delaware International Value Equity Fund earned $3 and $71, respectively, under this arrangement.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expense paid indirectly.” For the six months ended May 31, 2018, each Fund earned the following amounts under this arrangement:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$1,166	$51	$327

During the six months ended May 31, 2018, Delaware Emerging Markets Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If that Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. Each Fund is required to pay interest to the custodian on negative cash balances. During the six months ended May 31, 2018, Delaware Emerging Markets Fund had an average outstanding overdraft balance equal to 0.50% of its average net assets for which it was charged interest of $119,886, which is included on the “Statements of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 1.82%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to ensure that annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of average daily net assets of each Fund as shown on the next page. The expense waivers were in effect from Dec. 1, 2017 through May 31, 2018.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Operating expense limitation as a percentage of average daily net assets (per annum) Dec. 1, 2017 – March 28, 2018	1.45%[1]	1.30%	1.20%
Operating expense limitation as a percentage of average daily net assets (per annum) March 29, 2018 – May 31, 2018	1.42%[2]	1.30%	1.16%[3]

1The expense limitation was 1.32% for Class R6 shares.

2The expense limitation is 1.29% for Class R6 shares.

3The expense limitation is 1.09% for Class R6 shares.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2018, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$102,096	$2,351	$8,358

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2018, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$515,386	$1,836	$32,766

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal Fees.” For the six months ended May 31, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$55,699	$2,148	$4,544

For the six months ended May 31, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$106,250	$708	$12,037

For the six months ended May 31, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Class A	$5,000	$5	$—
Class C	22,455	3	751

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the Underlying Funds. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

* The aggregate contractual waiver period covering this report is from May 2, 2016 through March 29, 2019 for Delaware Emerging Markets Fund, and March 28, 2017 through March 29, 2019 for Delaware Global Value Fund and Delaware International Value Equity Fund.

3. Investments

For the six months ended May 31, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Purchases	$1,126,590,627	$1,949,226	$56,207,090
Sales	331,638,818	3,499,565	24,283,352

Notes to financial statements

Delaware International Funds

3. Investments (continued)

At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Cost of investments and derivatives	$4,894,951,016	$13,861,530	$297,903,088

Aggregate unrealized appreciation of investments and derivatives	$1,049,132,282	$4,881,648	$67,390,478
Aggregate unrealized depreciation of investments and derivatives	(623,786,648)	(1,496,331)	(34,954,414)

Net unrealized appreciation of investments and derivatives	$425,345,634	$3,385,317	$32,436,064

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryforwards available to offset future realized capital gains for the Funds are as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2019	Short-term	Long-term	Total
Delaware Emerging Markets Fund	$ —	$31,046,490	$29,414,787	$60,461,277
Delaware Global Value Fund	—	—	396,485	396,485
Delaware International Value Equity Fund	8,738,476	—	4,310,845	13,049,321

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware International Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2018:

	Delaware Emerging Markets Fund
	Level 1	Level 2		Total
Securities
Assets:
Common Stock
Argentina	$82,471,250	$578,269		$83,049,519
Bahrain	—	1,802,506		1,802,506
Brazil	443,806,144	—		443,806,144
Canada	30,390,000	—		30,390,000
Chile	31,406,134	—		31,406,134
China/Hong Kong	1,730,333,480	—		1,730,333,480
Cyprus	6,272,424	—		6,272,424
France	1,594,645	—		1,594,645
India	429,717,701	20,292		429,737,993
Indonesia	35,943,569	—		35,943,569
Japan	30,079,678	—		30,079,678
Malaysia	3,069,453	—		3,069,453
Mexico	288,818,018	—		288,818,018
Netherlands	10,233,263	—		10,233,263
Peru	49,773,178	—		49,773,178
Republic of Korea	977,265,077	—		977,265,077
Russia	273,114,688	47,530,612		320,645,300
South Africa	11,663,074	—		11,663,074
Taiwan	427,630,058	—		427,630,058
Turkey	54,756,050	—		54,756,050
United Kingdom	6,297,250	—		6,297,250
United States	175,433,640	—		175,433,640
Preferred Stock	150,059,776	—		150,059,776
Exchange-Traded Funds	20,236,047	—		20,236,047
Participation Notes	—	—		—
Right	58,875	—		58,875

Total Value of Securities	$5,270,423,472	$49,931,679		$5,320,355,151

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(23,708	) $	(23,708)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Global Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$17,044,932	$—	$17,044,932
Short-Term Investments	—	202,002	202,002
Securities Lending Collateral	—	138	138

Total Value of Securities	$17,044,932	$202,140	$17,247,072

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$27	$27
Liabilities:
Foreign Currency Exchange Contracts	$—	$(114)	$(114)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Delaware International Funds

3. Investments (continued)

	Delaware International Value Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Australia	$1,419,043	$—	$1,419,043
Canada	16,737,720	—	16,737,720
China/Hong Kong	25,423,993	—	25,423,993
Denmark	7,154,427	—	7,154,427
France	63,366,258	—	63,366,258
Germany	15,935,715	960,578	16,896,293
Indonesia	7,276,674	—	7,276,674
Italy	10,653,328	—	10,653,328
Japan	68,321,052	—	68,321,052
Netherlands	16,896,399	—	16,896,399
Republic of Korea	8,163,580	—	8,163,580
Russia	3,363,538	—	3,363,538
Spain	2,747,576	—	2,747,576
Sweden	11,863,571	—	11,863,571
Switzerland	8,695,578	—	8,695,578
United Kingdom	52,755,075	—	52,755,075
Short-Term Investments	—	8,599,076	8,599,076
Securities Lending Collateral	—	6,534	6,534

Total Value of Securities	$320,773,527	$9,566,188	$330,339,715

Derivatives[1]
Assets:
Foreign Currency Exchange Contract	$—	$(563)	$(563)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at May 31, 2018, a portion of the common stock of Delaware Emerging Markets Fund and Delaware International Value Equity Fund, was categorized as Level 2.

During the six months ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended May 31, 2018, Delaware Global Value Fund and Delaware International Value Equity Fund had no Level 3 investments.

Notes to financial statements

Delaware International Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware Global Value Fund		Delaware International Value Equity Fund
	Six months ended 5/31/18	Year ended 11/30/17	Six months ended 5/31/18	Year ended 11/30/17	Six months ended 5/31/18	Year ended 11/30/17
Shares sold:
Class A	4,510,808	13,346,314	33,444	81,858	411,613	1,196,983
Class C	2,440,791	3,794,133	9,668	54,251	84,321	334,496
Class R	622,049	1,492,045	—	—	121,904	157,796
Institutional Class	62,703,757	141,062,624	22,569	76,454	2,861,087	4,644,421
Class R6	12,506,424	7,221,734	—	—	130	—

Shares issued upon reinvestment of dividends and distributions:
Class A	343,651	220,484	11,389	17,840	63,518	84,637
Class C	105,622	6,850	1,661	3,917	11,178	22,347
Class R	40,799	11,829	—	—	2,816	2,482
Institutional Class	2,553,380	657,021	2,195	2,370	247,859	290,020
Class R6	88,515	938	—	—	—	—

	85,915,796	167,813,972	80,926	236,690	3,804,426	6,733,182

Shares redeemed:
Class A	(5,412,301)	(22,151,536)	(113,045)	(204,600)	(427,714)	(1,162,696)
Class C	(1,162,570)	(2,489,522)	(46,709)	(99,255)	(135,660)	(663,928)
Class R	(596,937)	(946,132)	—	—	(77,778)	(62,204)
Institutional Class	(37,153,821)	(41,595,939)	(51,178)	(46,989)	(1,452,905)	(3,256,911)
Class R6	(1,620,043)	(329,177)	—	—	—	—

	(45,945,672)	(67,512,306)	(210,932)	(350,844)	(2,094,057)	(5,145,739)

Net increase (decrease)	39,970,124	100,301,666	(130,006)	(114,154)	1,710,369	1,587,443

For each Fund, certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2018 and year ended Nov. 30, 2017, exchange transactions were as follows:

			Six months ended
			5/31/18
	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund	57,137	5,281	1,329	1,224	60,412	1,329	$1,225,181
Delaware Global Value Fund	—	1,593	—	—	1,556	—	20,381
Delaware International Value Equity Fund	—	1,611	—	—	1,579	—	24,472

			Year ended
			11/30/17
	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund	11,513,880	23,829	3,511,618	879	11,447,912	3,506,199	$293,875,364
Delaware Global Value Fund	7,161	7,565	—	236	14,297	—	176,654
Delaware International Value Equity Fund	181,758	329,299	—	7,718	496,658	—	6,956,220

These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of May 31, 2018, or at any time during the period then ended.

Notes to financial statements

Delaware International Funds

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended May 31, 2018, Delaware Emerging Markets Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware Global Value Fund and Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between the trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

At May 31, 2018, the Funds experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2018.

		Long Derivatives Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts (average cost)	$2,087,884	$18,594	$582,034

		Short Derivatives Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts (average cost)	$392,120	$22,881	$308,998

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At May 31, 2018, The Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Emerging Markets Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$—	$(23,708)	$(23,708)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received(a)	Received	Collateral Pledged	Pledged	Exposure(b)
BNY Mellon	$(23,708)	$—	$—	$—	$—	$(23,708)

Notes to financial statements

Delaware International Funds

7. Offsetting (continued)

	Delaware Global Value Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$27	$(114)	$(87)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(87)	$—	$—	$—	$—	$(87)

	Delaware International Value Equity Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$—	$(563)	$(563)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(563)	$—	$—	$—	$—	$(563)

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of May 31, 2018, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

		Delaware Global Value Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$22,225	$ (22,225)	$—	$ (22,225)	$—
Bank of Montreal	66,675	(66,675)	—	(66,675)	—
BNP Paribas	74,047	(74,047)	—	(74,047)	—

Total	$162,947	$(162,947)	$—	$(162,947)	$—

		Delaware International Value Equity Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$946,101	$ (946,101)	$—	$ (946,101)	$—
Bank of Montreal	2,838,304	(2,838,304)	—	(2,838,304)	—
BNP Paribas	3,152,135	(3,152,135)	—	(3,152,135)	—

Total	$6,936,540	$(6,936,540)	$—	$(6,936,540)	$—

Securities Lending

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 8).

As of May 31, 2018, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Delaware Global Value Fund
Cash Collateral
	Securities	Received -	Fair Value of
	Loaned	Invested in	Non-Cash	Net
Counterparty	at Value	Securities(a)	Collateral Received(a)	Exposure(b)
BNY Mellon	$595,008	$ —	$(595,008)	$—

(a)The value of the related collateral received exceeded the value of the net position, repurchase agreements, and securities loaned at value, as applicable, as of May 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the

Notes to financial statements

Delaware International Funds

8. Securities Lending (continued)

securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of security lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2018:

Remaining Contractual Maturity of the Agreements as of
May 31, 2018
Overnight
	and	Under	Between	Over
Securities Lending Collateral	Continuous	30 days	30 & 90 days	90 days	Total
Delaware Global Value Fund Repurchase Agreements	$ 138	$—	$—	$—	$ 138
Delaware International Value Equity Fund Repurchase Agreements	$6,534	$—	$—	$—	$6,534

At May 31, 2018, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the MSLA. These investments are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Values of securities on loan	$—	$595,008	$ —
Values of non-cash collateral	—	606,057	—
Values of invested collateral	—	—	6,534

9. Credit and Market Risk

Delaware Emerging Markets Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value

Notes to financial statements

Delaware International Funds

9. Credit and Market Risk (continued)

of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware International Funds

Board consideration of sub-advisory agreements for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Global & International Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a “Fund” and together, the “Funds”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Funds. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Funds, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Funds’ investment mandates. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Funds. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Funds, in light of the Funds’ investment objective, strategies, and policies.

Other Fund information (Unaudited)

Delaware International Funds

Board consideration of sub-advisory agreements for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at a meeting held May 16-17, 2018 (continued)

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Funds. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Funds would retain portfolio management discretion over the Funds.

Economies of scale. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Funds increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds ® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Global / international equity mutual fund

Delaware International Small Cap Fund

May 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware International Small Cap Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2017 to May 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

Delaware International Small Cap Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*

Actual Fund return†
Class A	$1,000.00	$1,070.10	1.32%	$6.81
Class C	1,000.00	1,065.70	2.07%	10.66
Class R	1,000.00	1,068.20	1.57%	8.10
Institutional Class	1,000.00	1,070.70	1.07%	5.52
Class R6	1,000.00	1,070.70	1.00%	5.16

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.32%	$6.64
Class C	1,000.00	1,014.61	2.07%	10.40
Class R	1,000.00	1,017.10	1.57%	7.90
Institutional Class	1,000.00	1,019.60	1.07%	5.39
Class R6	1,000.00	1,019.95	1.00%	5.04

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations

Delaware International Small Cap Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	93.86%
Australia	1.68%
Brazil	2.05%
Canada	9.36%
China/Hong Kong	8.41%
Denmark	2.53%
Finland	0.68%
France	3.35%
Germany	2.92%
India	1.40%
Ireland	6.44%
Israel	2.13%
Italy	2.05%
Japan	17.11%
Malaysia	1.01%
Netherlands	1.07%
Norway	2.36%
Philippines	0.82%
Republic of Korea	1.42%
South Africa	0.39%
Spain	1.29%
Sweden	2.64%
Switzerland	1.40%
Taiwan	3.11%
Turkey	0.81%
United Kingdom	13.94%
United States	3.49%
Preferred Stock	0.90%
Short-Term Investments	5.83%
Total Value of Securities	100.59%
Liabilities Net of Receivables and Other Assets	(0.59%)
Total Net Assets	100.00%

3

Security type / country and sector allocations

Delaware International Small Cap Fund

Common stock and preferred stock by sector	Percentage of net assets
Consumer Discretionary	16.47%
Consumer Staples	11.12%
Energy	5.40%
Financials	6.90%
Healthcare	8.88%
Industrials	17.11%
Information Technology	15.68%
Materials	10.68%
Real Estate	2.52%
Total	94.76%

4

Schedule of investments

Delaware International Small Cap Fund	May 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 93.86%Δ

Australia – 1.68%
Afterpay Touch Group †	77,848	$457,789
Costa Group Holdings	139,896	811,730

		1,269,519

Brazil – 2.05%
Azul ADR †	21,650	462,877
Magazine Luiza	7,600	221,262
Nexa Resources †	37,675	592,251
Rumo†	74,200	275,158

		1,551,548

Canada – 9.36%
Descartes Systems Group †	30,600	913,091
Enerplus	89,800	1,097,740
Finning International	31,300	778,517
Interfor †	62,000	1,233,210
Norbord	18,300	763,135
Parex Resources †	66,300	1,197,041
Quebecor Class B	34,000	655,823
Trevali Mining †	539,700	441,217

		7,079,774

China/Hong Kong – 8.41%
China Resources Cement Holdings	1,308,000	1,531,315
Chinasoft International †	960,000	804,482
Kingdee International Software Group	1,094,000	1,192,762
Melco International Development	467,000	1,685,554
Microport Scientific	453,000	616,905
Xiabuxiabu Catering Management China Holdings	249,500	526,686

		6,357,704

Denmark – 2.53%
GN Store Nord	21,434	818,393
Royal Unibrew	15,308	1,098,206

		1,916,599

Finland – 0.68%
Valmet	28,237	519,143

		519,143

France – 3.35%
Alten	8,965	904,834
Remy Cointreau	3,537	523,137
SOITEC †	8,992	820,819
Teleperformance	1,784	282,106

		2,530,896

5

Schedule of investments

Delaware International Small Cap Fund

	Number of shares	Value (US $)
Common StockΔ (continued)

Germany – 2.92%
Evotec †	41,728	$728,872
Koenig & Bauer	8,236	631,265
TAG Immobilien	40,079	846,126

		2,206,263

India – 1.40%
Sterlite Technologies	217,702	1,062,918

		1,062,918

Ireland – 6.44%
Cairn Homes †	535,278	1,122,626
Dalata Hotel Group †	145,370	1,133,532
Hibernia REIT	402,655	697,613
Keywords Studios	84,631	1,917,071

		4,870,842

Israel – 2.13%
Israel Discount Bank Class A	342,631	1,032,962
Mizrahi Tefahot Bank	30,223	577,186

		1,610,148

Italy – 2.05%
El.En.	28,844	1,005,594
Fincantieri	345,191	548,367

		1,553,961

Japan – 17.11%
Anicom Holdings	22,500	853,632
Bic Camera	45,700	719,755
Daifuku	14,700	756,602
Fancl	18,100	832,834
Harmonic Drive Systems	26,900	1,269,777
Kusuri no Aoki Holdings	11,500	841,644
Maeda	48,500	524,664
Matsumotokiyoshi Holdings	24,800	1,194,298
Persol Holdings	41,600	888,534
SCREEN Holdings	9,000	760,588
Seria	24,000	1,157,497
SMS	12,100	452,457
Tateru	18,700	365,350
TechnoPro Holdings	22,500	1,452,435
THK	24,600	867,605

		12,937,672

Malaysia – 1.01%
Hartalega Holdings	499,100	765,941

		765,941

6

	Number of shares	Value (US $)
Common StockΔ (continued)

Netherlands – 1.07%
Wessanen	38,963	$808,083

		808,083

Norway – 2.36%
BW Offshore †	180,960	1,040,322
TGS NOPEC Geophysical	22,235	745,591

		1,785,913

Philippines – 0.82%
Bloomberry Resorts	3,007,500	618,517

		618,517

Republic of Korea – 1.42%
Hana Tour Service	3,208	305,354
Hotel Shilla	6,682	766,218

		1,071,572

South Africa – 0.39%
Dis-Chem Pharmacies	130,139	293,401

		293,401

Spain – 1.29%
CIE Automotive	25,579	974,622

		974,622

Sweden – 2.64%
Evolution Gaming Group	14,903	946,423
LeoVegas	48,174	409,585
SSAB Class A	118,532	640,260

		1,996,268

Switzerland – 1.40%
Georg Fischer	241	311,558
Logitech International	5,233	213,732
Temenos †	3,604	534,182

		1,059,472

Taiwan – 3.11%
Airtac International Group	64,072	1,106,409
Gourmet Master	44,000	455,265
Hiwin Technologies	56,000	791,642

		2,353,316

Turkey – 0.81%
Turk Hava Yollari †	167,168	615,051

		615,051

United Kingdom – 13.94%
Abcam	73,481	1,185,270
Beazley	159,005	1,261,890
Countryside Properties	153,709	755,878

7

Schedule of investments

Delaware International Small Cap Fund

	Number of shares	Value (US $)
Common StockΔ (continued)

United Kingdom (continued)
Cranswick	10,287	$460,563
Dechra Pharmaceuticals	23,492	870,085
Fevertree Drinks	38,725	1,545,819
Ibstock	239,371	888,399
Indivior †	113,301	722,452
KAZ Minerals †	71,367	959,892
Learning Technologies Group	395,959	571,109
Rotork	193,880	859,056
Sanne Group	13,441	113,996
Scapa Group	62,848	346,720

		10,541,129

United States – 3.49%
Burford Capital	65,381	1,381,128
SMART Global Holdings †	28,225	1,256,859

		2,637,987

Total Common Stock (cost $63,991,308)		70,988,259

Preferred Stock – 0.90%Δ

Brazil – 0.90%
Bradespar 6.48%	81,300	680,038

Total Preferred Stock (cost $677,907)		680,038

	Principal amount°
Short-Term Investments – 5.83%

Discount Note – 1.13%≠
Federal Home Loan Bank 1.48% 6/1/18	852,632	852,632

		852,632

Repurchase Agreements – 4.70%
Bank of America Merrill Lynch 1.70%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $485,231 (collateralized by US government obligations 0.00%–0.875% 4/15/19–11/15/45; market value $494,913)	485,208	485,208
Bank of Montreal 1.65%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $1,455,692 (collateralized by US government obligations 0.00%–3.625% 7/19/18–5/15/47; market value $1,484,738)	1,455,625	1,455,625

8

	Principal amount°	Value (US $)
Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 1.75%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $1,616,652 (collateralized by US government obligations 0.00%–3.625% 10/31/18–2/15/46; market value $1,648,905)	1,616,574	$1,616,574

		3,557,407

Total Short-Term Investments (cost $4,410,039)		4,410,039

Total Value of Securities – 100.59% (cost $69,079,254)		$76,078,336

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at May 31, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	54,877	USD	(41,445)	6/1/18	$55	$—
BNYM	CAD	279,501	USD	(217,207)	6/1/18	—	(1,640)
BNYM	CAD	159,652	USD	(123,366)	6/4/18	—	(227)
BNYM	CHF	31,898	USD	(32,284)	6/1/18	83	—
BNYM	DKK	398,438	USD	(62,459)	6/1/18	127	—
BNYM	EUR	327,553	USD	(382,222)	6/1/18	730	—
BNYM	GBP	344,828	USD	(458,594)	6/1/18	—	(172)
BNYM	HKD	1,444,073	USD	(184,225)	6/1/18	—	(103)
BNYM	ILS	191,224	USD	(53,602)	6/1/18	44	—
BNYM	JPY	37,818,866	USD	(347,489)	6/4/18	231	—
BNYM	KRW	37,957,088	USD	(35,376)	6/1/18	—	(176)
BNYM	MYR	101,297	USD	(25,492)	6/4/18	—	(80)
BNYM	NOK	459,345	USD	(56,201)	6/1/18	—	(63)
BNYM	PHP	1,088,066	USD	(20,728)	6/4/18	—	(33)
BNYM	SEK	583,875	USD	(66,366)	6/1/18	—	(157)
BNYM	TRY	97,807	USD	(21,874)	6/1/18	—	(280)
BNYM	ZAR	120,656	USD	(9,629)	6/4/18	—	(156)

Total Foreign Currency Exchange Contracts						$1,270	$(3,087)

9

Schedule of investments

Delaware International Small Cap Fund

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BNYM – BNY Mellon

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PHP – Philippine Peso

REIT – Real Estate Investment Trust

SEK – Swedish Krona

TRY – Turkish Lira

USD – US Dollar

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

10

Statement of assets and liabilities

Delaware International Small Cap Fund	May 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$76,078,336
Foreign currencies, at value[2]	116,441
Receivable for fund shares sold	1,774,071
Dividends and interest receivable	91,951
Foreign tax reclaims receivable	50,810
Unrealized appreciation on foreign currency exchange contracts	1,270

Total assets	78,112,879

Liabilities:
Cash due to custodian	31,795
Payable for securities purchased	2,305,921
Payable for fund shares redeemed	10,110
Audit and tax fees payable	48,717
Other accrued expenses	39,068
Investment management fees payable to affiliates	32,903
Distribution fees payable to affiliates	8,656
Unrealized depreciation on foreign currency exchange contracts	3,087
Deferred capital gains taxes payable	1,256
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,143
Legal fees payable to affiliates	871
Accounting and administration expenses payable to affiliates	562
Trustees’ fees and expenses payable	372
Reports and statements to shareholders expenses payable to affiliates	55

Total liabilities	2,484,516

Total Net Assets	$75,628,363

Net Assets Consist of:
Paid-in capital	$68,124,554
Distributions in excess of net investment income	(120,991)
Accumulated net realized gain on investments	630,610
Net unrealized appreciation of investments	6,997,826
Net unrealized depreciation of foreign currencies	(1,819)
Net unrealized depreciation of foreign currency exchange contracts	(1,817)

Total Net Assets	$75,628,363

11

Statement of assets and liabilities

Delaware International Small Cap Fund

Net Asset Value
Class A:
Net assets	$14,381,872
Shares of beneficial interest outstanding, unlimited authorization, no par	1,752,494
Net asset value per share	$8.21
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 — sales charge)	$8.71

Class C:
Net assets	$6,680,645
Shares of beneficial interest outstanding, unlimited authorization, no par	962,798
Net asset value per share	$6.94

Class R:
Net assets	$101,604
Shares of beneficial interest outstanding, unlimited authorization, no par	13,042
Net asset value per share	$7.79

Institutional Class:
Net assets	$54,433,758
Shares of beneficial interest outstanding, unlimited authorization, no par	6,336,567
Net asset value per share	$8.59

Class R6:
Net assets	$30,484
Shares of beneficial interest outstanding, unlimited authorization, no par	3,544
Net asset value per share	$8.60

[1]Investments, at cost	$69,079,254
[2]Foreign currencies, at cost	116,494

See accompanying notes, which are an integral part of the financial statements.

12

Statement of operations

Delaware International Small Cap Fund	Six months ended May 31, 2018 (Unaudited)

Investment Income:
Dividends	$382,054
Interest	14,662
Foreign tax withheld	(39,046)

357,670

Expenses:
Management fees	204,297
Distribution expenses – Class A	16,451
Distribution expenses – Class C	30,130
Distribution expenses – Class R	254
Registration fees	51,995
Dividend disbursing and transfer agent fees and expenses	25,884
Audit and tax fees	25,362
Accounting and administration expenses	18,759
Reports and statements to shareholders expenses	18,063
Custodian fees	10,861
Legal fees	3,427
Trustees’ fees and expenses	1,077
Other	14,054

420,614
Less expenses waived	(118,052)
Less expenses paid indirectly	(70)

Total operating expenses	302,492

Net Investment Income	55,178

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	803,015
Foreign currencies	12,831
Foreign currency exchange contracts	(68,605)

Net realized gain	747,241

Net change in unrealized appreciation (depreciation) of:
Investments[2]	1,403,998
Foreign currencies	2,439
Foreign currency exchange contracts	(3,094)

Net change in unrealized appreciation (depreciation)	1,403,343

Net Realized and Unrealized Gain	2,150,584

Net Increase in Net Assets Resulting from Operations	$2,205,762

1 Includes $2,159 capital gain taxes paid.

2Includes $22,187 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets

Delaware International Small Cap Fund

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$55,178	$(69,346)
Net realized gain	747,241	1,083,695
Net change in unrealized appreciation (depreciation)	1,403,343	5,273,670

Net increase in net assets resulting from operations	2,205,762	6,288,019

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(490,469)	(10,020,739)
Class C	(244,690)	(3,015,855)
Class R	(3,896)	(36,619)
Institutional Class	(556,829)	(2,864,606)
Class R6	(91)	—

	(1,295,975)	(15,937,819)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,540,153	4,204,914
Class C	1,640,672	1,089,447
Class R	12,223	19,218
Institutional Class	43,733,843	14,783,555
Class R6	27,444	2,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	449,810	9,638,668
Class C	244,369	3,015,827
Class R	3,894	36,592
Institutional Class	553,925	2,860,069
Class R6	91	—

	51,206,424	35,650,290

14

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,323,227)	$(9,964,853)
Class C	(486,828)	(1,697,946)
Class R	(9,102)	(1,562)
Institutional Class	(4,363,932)	(20,225,250)
Class R6	(26)	—

	(8,183,115)	(31,889,611)

Increase in net assets derived from capital share transactions	43,023,309	3,760,679

Net Increase (Decrease) in Net Assets	43,933,096	(5,889,121)

Net Assets:
Beginning of period	31,695,267	37,584,388

End of period	$75,628,363	$31,695,267

Distributions in excess of net investment income	$(120,991)	$(176,169)

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$ 7.99	$19.03	$19.78	$20.06	$19.18	$15.90

0.01	(0.02)	(0.02)	(0.05)	0.10	0.03
0.53	1.86	(0.06)	(0.15)	1.10	3.25

0.54	1.84	(0.08)	(0.20)	1.20	3.28

—	—	—	(0.08)	—	—
(0.32)	(12.88)	(0.67)	—	(0.32)	—

(0.32)	(12.88)	(0.67)	(0.08)	(0.32)	—

$ 8.21	$7.99	$19.03	$19.78	$20.06	$19.18

7.01%	39.78%	(0.38% )	(1.02% )	6.37%	20.63%

$14,382	$12,377	$15,158	$27,046	$28,583	$46,830
1.32%	1.38%	1.48%	1.45%	1.40%	1.51%
1.81%	2.48%	1.51%	1.45%	1.40%	1.55%
0.17%	(0.22% )	(0.09% )	(0.23% )	0.54%	0.18%
(0.32% )	(1.32% )	(0.12% )	(0.23% )	0.54%	0.14%
34%	142%	66%	41%	26%	36%

17

Financial highlights

Delaware International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15		11/30/14	11/30/13
$ 6.83	$18.24	$19.13	$19.47		$18.76	$15.67

(0.02)	(0.06)	(0.15)	(0.19)		(0.04)	(0.10)
0.45	1.53	(0.07)	(0.15)		1.07	3.19

0.43	1.47	(0.22)	(0.34)		1.03	3.09

(0.32)	(12.88)	(0.67)	—		(0.32)	—

(0.32)	(12.88)	(0.67)	—		(0.32)	—

$ 6.94	$6.83	$18.24	$19.13		$19.47	$18.76

6.57%	38.77%	(1.15% )	(1.75%	)	5.59%	19.72%

$ 6,681	$5,199	$4,417	$5,424		$5,759	$5,863
2.07%	2.13%	2.23%	2.20%		2.15%	2.26%
2.56%	3.23%	2.26%	2.20%		2.15%	2.26%
(0.58% )	(0.97% )	(0.84% )	(0.98%	)	(0.21% )	(0.57%	)
(1.07% )	(2.07% )	(0.87% )	(0.98%	)	(0.21% )	(0.57%	)
34%	142%	66%	41%		26%	36%

19

Financial highlights

Delaware International Small Cap Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/18[1]		Year ended
(Unaudited)		11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$ 7.61		$18.77	$19.57	$19.85	$19.03	$15.81

— [3]		(0.03)	(0.06)	(0.09)	0.06	(0.01)
0.50		1.75	(0.07)	(0.16)	1.08	3.23

0.50		1.72	(0.13)	(0.25)	1.14	3.22

—		—	—	(0.03)	—	—
(0.32)		(12.88)	(0.67)	—	(0.32)	—

(0.32)		(12.88)	(0.67)	(0.03)	(0.32)	—

$ 7.79		$7.61	$18.77	$19.57	$19.85	$19.03

6.82%		39.45%	(0.65% )	(1.27% )	6.10%	20.37%

$ 101		$92	$51	$107	$141	$129
1.57%		1.63%	1.73%	1.70%	1.65%	1.76%
2.06%		2.73%	1.76%	1.70%	1.65%	1.84%
(0.08%	)	(0.47% )	(0.34% )	(0.48% )	0.29%	(0.07%	)
(0.57%	)	(1.57% )	(0.37% )	(0.48% )	0.29%	(0.15%	)
34%		142%	66%	41%	26%	36%

21

Financial highlights

Delaware International Small Cap Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17		11/30/16	11/30/15	11/30/14	11/30/13

$ 8.34	$19.27		$19.97	$20.25	$19.32	$15.97

0.02	—	[3]	0.03	— [3]	0.15	0.08
0.55	1.95		(0.06)	(0.16)	1.11	3.27

0.57	1.95		(0.03)	(0.16)	1.26	3.35

—	—		—	(0.12)	(0.01)	—
(0.32)	(12.88)		(0.67)	—	(0.32)	—

(0.32)	(12.88)		(0.67)	(0.12)	(0.33)	—

$ 8.59	$8.34		$19.27	$19.97	$20.25	$19.32

7.07%	40.06%		(0.12% )	(0.77% )	6.66%	20.98%

$54,434	$14,025		$17,958	$94,047	$98,801	$34,541
1.07%	1.13%		1.23%	1.20%	1.15%	1.26%
1.56%	2.23%		1.26%	1.20%	1.15%	1.26%
0.42%	0.03%		0.16%	0.02%	0.79%	0.43%
(0.07% )	(1.07%	)	0.13%	0.02%	0.79%	0.43%
34%	142%		66%	41%	26%	36%

23

Financial highlights

Delaware International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/18[1] (Unaudited)	6/30/17[2] to 11/30/17
Net asset value, beginning of period	$ 8.35	$7.07

Income (loss) from investment operations:
Net investment income (loss)[3]	0.02	—	[4]
Net realized and unrealized gain	0.55	1.28

Total from investment operations	0.57	1.28

Less dividends and distributions from:
Net realized gain	(0.32)	—

Total dividends and distributions	(0.32)	—

Net asset value, end of period	$ 8.60	$8.35

Total return[5]	7.07%	18.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 30	$2
Ratio of expenses to average net assets	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived[6]	1.49%	2.28%
Ratio of net investment income to average net assets	0.49%	(0.08%	)
Ratio of net investment to average net assets prior to fees waived[6]	0.00%	(1.36%	)
Portfolio turnover	34%	142%	[7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”
[7]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

24

Notes to financial statements

Delaware International Small Cap Fund	May 31, 2018 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware International Small Cap Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

25

Notes to financial statements

Delaware International Small Cap Fund

1. Significant Accounting Policies (continued)

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2018 and for all open tax years (years ended Nov. 30, 2015–Nov. 30, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During six months ended May 31, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2018 and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

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Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is on the “Statements of operations” under “Custodian fees” with the corresponding offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $7 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing

27

Notes to financial statements

Delaware International Small Cap Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $63 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any distribution and service (12b-1) fees, acquired funds fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 1.12% of the Fund’s average daily net assets for all share classes other than Class R6 shares and 1.00% of the Fund’s average daily net assets of the Class R6 shares from March 29, 2018 through May 31, 2018.* Prior to March 29, 2018 the contractual waiver was 1.13% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares.** For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended May 31, 2018, the Fund was charged $2,904 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2018, the Fund was charged $4,680. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain

28

sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2018, the Fund was charged $1,572 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2018, DDLP earned $8,140 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2018, DDLP received gross CDSC commissions of $84 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from March 29, 2018 through March 29, 2019.

** The aggregate contractual waiver period was from June 30, 2017 through March 28, 2018.

3. Investments

For the six months ended May 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$54,704,459
Sales	15,918,377

At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$69,079,254

Aggregate unrealized appreciation of investments and derivatives	$9,091,919
Aggregate unrealized depreciation of investments and derivatives	(2,092,837)

Net unrealized appreciation of investments and derivatives	$6,999,082

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon

29

Notes to financial statements

Delaware International Small Cap Fund

3. Investments (continued)

the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

	Level 1	Level 2	Total

Securities
Assets:
Common Stock
Australia	457,789	811,730	1,269,519
Brazil	1,551,548	—	1,551,548
Canada	7,079,774	—	7,079,774
China/Hong Kong	4,360,460	1,997,244	6,357,704
Denmark	1,916,599	—	1,916,599
Finland	519,143	—	519,143
France	2,530,896	—	2,530,896
Germany	728,872	1,477,391	2,206,263
India	1,062,918	—	1,062,918
Ireland	4,870,842	—	4,870,842
Israel	1,610,148	—	1,610,148
Italy	1,553,961	—	1,553,961
Japan	10,409,562	2,528,110	12,937,672
Malaysia	765,941	—	765,941
Netherlands	808,083	—	808,083
Norway	1,785,913	—	1,785,913
Philippines	618,517	—	618,517
Republic of Korea	—	1,071,572	1,071,572
South Africa	293,401	—	293,401
Spain	974,622	—	974,622
Sweden	1,996,268	—	1,996,268
Switzerland	1,059,472	—	1,059,472
Taiwan	2,353,316	—	2,353,316
Turkey	615,051	—	615,051
United Kingdom	8,915,166	1,625,963	10,541,129
United States	2,637,987	—	2,637,987
Preferred Stock	680,038	—	680,038
Short-Term Investments	—	4,410,039	4,410,039

Total Value of Securities	$62,156,287	$13,922,049	$76,078,336

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Notes to financial statements

Delaware International Small Cap Fund

3. Investments (continued)

	Level 1	Level 2	Total

Derivatives*
Assets:
Foreign Currency Exchange Contracts	$—	$1,270	$1,270
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,087)	$(3,087)

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at May 31, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2018, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/18	11/30/17
Shares sold:
Class A	552,591	589,389
Class C	235,064	179,426
Class R	1,593	2,717
Institutional Class	5,099,899	1,892,825
Class R6	3,253	283

Shares issued upon reinvestment of dividends and distributions:
Class A	57,668	1,742,977
Class C	36,913	633,577
Class R	524	6,930
Institutional Class	67,883	496,539
Class R6	11	—

	6,055,399	5,544,663

Shares redeemed:
Class A	(406,312)	(1,580,440)
Class C	(70,261)	(294,061)
Class R	(1,188)	(243)
Institutional Class	(512,643)	(1,639,643)
Class R6	(3)	—

	(990,407)	(3,514,387)

Net increase	5,064,992	2,030,276

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” There were no exchange transactions for the six months ended May 31, 2018. For the year ended Nov. 30, 2017, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Year ended 11/30/17	197,989	5,915	194,964	$1,229,836

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an

33

Notes to financial statements

Delaware International Small Cap Fund

5. Line of Credit (continued)

additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of May 31, 2018, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2018, the Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

During the six months ended May 31, 2018, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

34

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2018.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$438,105	$114,295

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$1,270	$(3,087)	$(1,817)

		Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)

Counterparty	Net Position
BNY Mellon	$(1,817)	$—	$—	$—	$—	$(1,817)

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to

35

Notes to financial statements

Delaware International Small Cap Fund

7. Offsetting (continued)

such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of May 31, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 485,208	$ (485,208)	$ —	$ (485,208)	$ —
Bank of Montreal	1,455,625	(1,455,625)	—	(1,455,625)	—
BNP Paribas	1,616,574	(1,616,574)	—	(1,616,574)	—

Total	$3,557,407	$(3,557,407)	$ —	$(3,557,407)	$ —

(a)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of May 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day, to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank

36

obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2018, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on

37

Notes to financial statements

Delaware International Small Cap Fund

9. Credit and Market Risk (continued)

investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

38

Other Fund information (Unaudited)

Delaware International Small Cap Fund

Board consideration of sub-advisory agreements for Delaware International Small Cap Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Global & International Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware International Small Cap Fund (the “Fund”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Fund, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

39

Other Fund information (Unaudited)

Delaware International Small Cap Fund

Board consideration of sub-advisory agreements for Delaware International Small Cap Fund at a meeting held May 16-17, 2018 (continued)

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

40

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds®	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Banco Itaú International
Philadelphia, PA	New York, NY		Miami, FL
Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware International Small Cap Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

41

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2018